Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2018	2017	2016
Sales, net	$—	$—	$—
Cost of sales	(103)	(172)	(178)
Gross loss	(103)	(172)	(178)
Operating expenses:
Research and development	(30)	—	(18)
Selling, marketing, general and administrative	(169)	(142)	(141)
Operating loss	(302)	(314)	(337)
Financial (expenses) income, net	113	(67)	65
Other income, net	(146)	29	36
Loss before income taxes	(335)	(352)	(236)
Net loss from discontinued operations	$(335)	$(352)	$(236)